Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481		$ 13,481	$ 13,481
Goodwill impairment charges	$ 0	$ 0	$ 0	0
Weighted average remaining life for identifiable intangible assets	8 years 3 months 18 days		8 years 6 months
Amortization expense	$ 1,002	$ 1,027	$ 4,031	$ 4,106
Patent Rights Acquired Technology And Acquired Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life	15 years		15 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	12 years 9 months		13 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	6 years 6 months 29 days		6 years 9 months 18 days
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life			5 years